Stock-Based Compensation (Details) - USD ($)			12 Months Ended
	Mar. 13, 2020	Jan. 08, 2020	Dec. 31, 2021	Dec. 31, 2020
Stock Based Compensation [Abstract]
Issue an aggregate shares of capital stock			877,021
Issuance of plan shares				689,427
Issued remaining plan share			187,594
Outstanding ordinary shares	1,666,666	1,666,666	1,300
Fair value of shares issued in merger transaction			877,025
Stock based compensation expense (in Dollars)	$ 35,769	$ 46,341	$ 18,826
Share transfer		833,333